Commitments and Contingencies (Future Minimum Rental Payments under Non-Cancelable Operating and Capital Lease Terms) (Details) (KRW) In Millions	Dec. 31, 2010
Operating Lease [Member]
2011	115,812
2012	59,117
2013	22,424
2014	10,783
2015	6,031
Thereafter	2,000
Total	216,167
Capital Lease [Member]
2011	183
2012	154
2013	210
2014	277
2015
Thereafter
Total	824